Related Party Disclosures	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

15. Related Party Transactions

During 2005, the Company executed the Goodman Note in favor of an investor which became a beneficial owner of more than 5% of the Company’s common stock. As of December 31, 2012, the Company had $1,935,000 outstanding on this note. In June 2013, the investor converted the entire principal amount of $1,935,000 and accrued interest of approximately $105,000 due on the Goodman Note into 3,777,324 shares of Series A preferred stock.

During 2008, the Company executed the 2008 Convertible Note with an affiliate of a major shareholder who is a member of the board of directors in the amount of $1,400,000. A warrant to purchase preferred shares was issued along with the convertible promissory note (see Notes 6 and 7). In July 2013, the Company amended the 2008 Convertible Note with a principal balance of $1,400,000, held by a related party, to provide that all principal of and accrued interest on the note would automatically convert into common stock upon the closing of an IPO at the price per share at which common stock is sold in such IPO.

As of December 31, 2012 and 2013, the Company had $17,780,000 and $3,905,000, respectively, of notes payable outstanding to affiliates of a major shareholder who is a member of the board of directors under several note and warrant purchase agreements (see Notes 6 and 7). As of June 28, 2013, $17,060,000 of principal and $2,339,000 of interest due on a portion of these notes was converted into shares of 35,923,845 Series A preferred stock.

As of December 31, 2012 and 2013, the Company had approximately $1,000,000 and $1,479,000, respectively, of notes payable outstanding with other board members under several different note and warrant purchase agreements (see Notes 6 and 7). As of June 28, 2013, approximately $975,000 of principal and $101,000 of interest due on a portion of these notes were converted into 1,993,591 preferred shares.

In September and December 2013, the Company issued common stock warrants to three shareholders in conjunction with their guarantees on the Company’s borrowings under the Company’s line of credit (see Notes 5 and 7).

During 2011, the Company entered into two supplier financing arrangements with a business owned by a member of the board of directors totaling $256,000, of which $60,000 and $66,000 is outstanding as of December 31, 2012 and 2013, respectively (see Note 18).

A member of the Company’s management is the controlling person of Aegea Biotechnologies, Inc. (“Aegea”). On September 2, 2012, the Company entered into an Assignment and Exclusive Cross-License Agreement with Aegea Biotechnologies, Inc. The total amount of invoices received by the Company from Aegea during the year ended December 31, 2013 was approximately $2,000, which are unpaid and recorded in accounts payable at December 31, 2013.

The Company believes that these transactions were on terms at least as favorable to the Company as could have been obtained from unrelated third parties.